Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party [Abstract]
Disclosure of transactions between related parties
The following table details the general and administrative expense of the annual salary plus short-term benefits as well as the Long-term incentive plan and Equity plus that are reflected in the general and administrative expense of the Entity:

	December 31, 2023	December 31, 2022	December 31, 2021

Employee annual salary plus employee benefits	$7,128,489	$6,217,721	$4,704,415
Share-based compensation expense (Note 21.3)	8,001,831	6,650,487	5,554,353

	$15,130,320	$12,868,208	$10,258,768

Number of key executives	23	21	23